Share-Based Compensation	12 Months Ended
May 31, 2024
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation
16.	SHARE-BASED COMPENSATION
2016 Share Incentive Plan
The Company adopted 2016 Share Incentive Plan (“2016 Share Incentive Plan”) in January 2016 to provide incentives to employees and directors after the expiration of the previous 2006 Share Incentive Plan. Under the 2016 Share Incentive Plan, the Company is authorized to issue up to 100,000,000 common shares pursuant to awards (including options) granted to its employees, directors and consultants. The 2016 Share Incentive Plan is effective upon its adoption by the board of directors and continue in effect for a term of ten years unless terminated sooner. Since the adoption of the 2016 Share Incentive Plan, the Company has granted a total of 75,337,338 NES, among which nil, 20,759,130 and 3,656,040 were granted for the years ended May 31, 2022, 2023 and 2024, respectively. 1,536,112, 1,324,092 and 266,411 shares were forfeited for the years ended May 31, 2022, 2023 and 2024, respectively.
The Company’s board of directors may at any time amend, suspend or terminate the 2016 Share Incentive Plan. The following amendments to the 2016 Share Incentive Plan require approval from the shareholders (i) increase of the number of shares available under the 2016 Share Incentive Plan, (ii) extension of the term of the 2016 Share Incentive Plan, (iii) extension of the exercise period of an option beyond ten years, and (iv) any other amendments about which shareholders’ approval are necessary and desirable under applicable laws or stock exchange rules. The 2016 Share Incentive Plan is effective upon its adoption by the board and continue in effect for a term of ten years unless sooner terminated.
As of May 31, 2019, all options were fully vested and exercised.

NES
For the year ended May 31, 2024,
12,191,640
treasury stock had been issued to employees and directors upon the vesting of their NES.
The NES activities under the 2016 Share Incentive Plan for the year ended May 31, 2024 are summarized as follows:

	Number of NES	Weighted-average grant date fair value (US$)
NES outstanding as of May 31, 2023	30,271,273	5.52
Granted	3,656,040	5.99
Vested	(12,191,640)	6.54
Forfeited	(266,411)	5.75

NES outstanding as of May 31, 2024	21,469,262	5.01

The total fair value of NES vested for the years ended May 31, 2022, 2023 and 2024 were US$50,821, US$65,142 and US$79,775, respectively. The weighted average grant date fair value of NES granted for the years ended May 31, 2022, 2023 and 2024 were nil, US$2.60 and US$5.99, respectively. As of May 31, 2024, the total unrecognized compensation expenses for NES of US$20,120 are expected to be recognized over a weighted average period of 0.85 years.
The total compensation expenses of NES are recognized using graded vesting method over the respective vesting periods. The Group recorded the related compensation expenses of US$118,487, US$69,547 and US$50,672 for the years ended May 31, 2022, 2023 and 2024, respectively.
East Buy
Pre-IPO
Share Option Scheme
On July 13, 2018, the board of directors of East Buy approved an employee’s share option plan (the
“Pre-IPO
Share Option Scheme”). The overall limit on the number of shares which may be issued upon exercise of all outstanding options granted and yet to be exercised under the
Pre-IPO
Share Option Scheme at any time must not exceed 47,836,985 (representing approximately 5.23% of the total number of shares in issue immediately before the date of the commencement of dealings in the shares on the Stock Exchange of Hong Kong Limited (without taking into account any shares that may be issued upon the
l
isting and any over-allotment option).
On March 7, 2019, pursuant to the list of grantees and respective numbers of options approved by the board of directors of East Buy, East Buy granted a total of 47,836,985 options to 144 grantees, including the directors, senior management of East Buy, contractors and other employees of East Buy. The grant date weight average fair value of each option is US$0.53 and the estimated fair value of the share options granted was US$21,613 on March 7, 2019. The exercise period is 6 years from the listing date of East Buy and the exercise price is US$1.13.

The movements of share options under the
Pre-IPO
Share Option Scheme are summarized as follows:

	Number of share option	Weighted average exercise price per option (US$)
Outstanding as of May 31, 2023	27,084,385	1.13
Exercised	(1,143,500)	1.13
Outstanding as of May 31, 2024	25,940,885	1.13

Options vested and expected to vest as of May 31, 2024	25,940,885	1.13

Exercisable as of May 31, 2024	25,940,885	1.13

East Buy recorded the related
compensation expenses of

US$1,298,
nil and nil
for the years ended May 31, 2022, 2023 and 2024, respectively, in relation to the share options issued under the Pre-IPO Share Option Scheme.

The total intrinsic value of options exercised for the years ended May 31, 2022, 2023 and 2024 were US$36, US$38,465 and US$2,514, respectively.
East Buy
Post-IPO
Share Option Scheme
On January 30, 2019, the board of directors of East Buy approved an employee’s share option plan (the
“Post-IPO
Share Option Scheme”).
On November 15, 2021, the Company’s board of directors granted a total of 24,986,000 options to employees of East Buy. The grant date weighted average fair value of each option was US$0.32 and the estimated fair value of the share options granted was US$7,995. The exercise period is 10 years from the date of grant day and the exercise price is US$0.67.
The movements of share options under the
Post-IPO
Share Option Scheme are summarized as follows:

	Number of share options	Weighted average exercise price per option (US$)
Outstanding as of May 31, 2023	40,462,810	0.67

Forfeited	(516,189)	0.67
Exercised	(3,942,676)	0.67
Cancelled	(1,519,999)	0.67

Outstanding as of May 31, 2024	34,483,946	0.67

Options vested and expected to vest as of May 31, 2024	34,483,946	0.67

Exercisable as of May 31, 2024	21,413,897	0.67

	November 15, 2021
Weighted average share price	US$	0.67
Exercise price	US$	0.67
Expected volatility		61%
Expected life		10 years
Risk-free rate		1.63%
Expected dividend yield		0.00%
East Buy has used the closing price of the shares as stated in the daily quotation sheet issued by the Stock Exchange of Hong Kong Limited on the grant date as the fair value of underlying common shares of East Buy. Based on the fair value of the underlying common shares of East Buy, East Buy has used binomial option-pricing model to determine the fair value of the share option as of the grant date with the assistance of an independent valuation specialist. Option valuation model requires the input of highly subjective assumptions, including the option’s expected life and the price volatility of the underlying shares, and changes in the subjective input assumptions can materially affect the fair value estimate of share options.
East Buy recognized the total compensation expenses of
US$13,183,

US$10,897 and US$4,287
for the years ended May 31, 2022, 2023 and 2024, respectively, in relation to the Post-IPO Share Option Scheme.

As of May 31, 2024, the total unrecognized compensation expenses for share option of US$937 are expected to be recognized over a weighted average period of 0.4 years.

The total intrinsic value of options exercised for the years ended May 31, 2022, 2023 and 2024 were nil, US$25,063 and US$10,767, respectively.
East Buy 2023 Scheme
On February 20, 2023, the board of directors of East Buy approved a new post-IPO
share scheme (“East Buy 2023 Scheme”).
On April 11, 2023, pursuant to the list of grantees and respective numbers of share awards
approved by the board of directors of East Buy, East Buy granted a total of 30,459,000 share awards to grantees, including the directors, senior management and other employees of East Buy.
The grant date fair value is determined by the market price of such share awards.
Each grant has a total vesting period of 3 years from the date of grant, and between 20% to 50% of the total NES will vest annually within the vesting period upon certain performance conditions are met.
On November 28, 2023, pursuant to the list of grantees and respective numbers of share awards
approved by the board of directors of East Buy
, East Buy granted a total of 30,000 NES to a
non-executive
director. The above grant has a total vesting period of 3 years from the date of grant, and the total NES will vest evenly and annually within the vesting period upon certain performance conditions being
met.
The movements of share awards under the East Buy 2023 Scheme for the years ended May 31, 2023 and 2024 are summarized as follows:

	Number of shares	Weighted-average grant date fair value
		US$
NES outstanding as of May 31, 2023	30,314,000	3.69

Granted	30,000	3.88
Vested	(12,298,670)	3.69
Forfeited	(399,000)	3.69

NES outstanding as of May 31, 2024	17,646,330	3.69

East Buy recognized the total compensation expenses of US$9,344 and US$67,499 for the years ended May 31, 2023 and 2024, respectively, in relation to the East Buy 2023 Scheme.
As
 of May
31
,
2024
, the total unrecognized compensation expenses for NES of

US$
33,790
are expected to be recognized over a weighted average period of
1.4
years, respectively.
At the end of each reporting period, the Group revises its estimates of the number of share awards that are expected to vest based on all relevant performance vesting conditions, with the impact of the revision to original estimates, if any, in profit or loss, along with a corresponding adjustment to equity.